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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 34.5%
		Consumer Discretionary: 5.8%
3,535,000		AMC Entertainment, Inc., 8.750%, 06/01/19	$3,720,588	0.2
3,275,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	3,451,031	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,570,312	0.1
3,441,000		CBS Corp., 3.375%, 03/01/22	3,327,192	0.1
2,805,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	2,917,200	0.1
1,150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,224,750	0.1
3,661,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	3,631,877	0.2
3,451,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,409,215	0.1
2,272,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,214,675	0.1
820,000		DISH DBS Corp., 6.750%, 06/01/21	887,650	0.0
2,480,000		DISH DBS Corp., 7.875%, 09/01/19	2,864,400	0.1
3,270,000		Energizer Holdings, Inc., 4.700%, 05/19/21	3,405,823	0.1
2,974,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	3,114,682	0.1
2,605,000	#	Harley-Davidson Financial Services, Inc., 2.700%, 03/15/17	2,586,718	0.1
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	10,108,266	0.4
1,375,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	1,330,312	0.1
3,295,000		KB Home, 5.875%, 01/15/15	3,262,050	0.1
2,479,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	2,497,811	0.1
3,003,000		Koninklijke Philips Electronics NV, 5.000%, 03/15/42	2,998,688	0.1
3,275,000	#	Lamar Media Corp., 5.875%, 02/01/22	3,348,688	0.1
3,520,000		Limited Brands, Inc., 8.500%, 06/15/19	4,180,000	0.2
2,616,000		Mattel, Inc., 2.500%, 11/01/16	2,678,433	0.1
2,616,000		Mattel, Inc., 5.450%, 11/01/41	2,725,856	0.1
3,275,000	#	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	3,324,125	0.1
1,495,000		Meritage Homes Corp., 6.250%, 03/15/15	1,520,415	0.1
755,000	#	Meritage Homes Corp., 7.000%, 04/01/22	758,775	0.0
3,134,000		News America, Inc., 4.500%, 02/15/21	3,346,799	0.1
2,740,000		News America, Inc., 6.650%, 11/15/37	3,195,528	0.1
3,270,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,621,525	0.2
4,755,000		Odebrecht Finance Ltd, 7.000%, 04/21/20	5,324,649	0.2
960,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	986,208	0.0
2,540,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	2,781,300	0.1
3,200,000	#	SABMiller Holdings, Inc., 2.450%, 01/15/17	3,243,053	0.1
3,200,000	#	SABMiller Holdings, Inc., 4.950%, 01/15/42	3,317,373	0.1
6,517,000		Target Corp., 2.900%, 01/15/22	6,452,104	0.3
4,423,000		The Gap, Inc., 5.950%, 04/12/21	4,469,636	0.2
861,000		Time Warner, Inc., 7.700%, 05/01/32	1,123,464	0.1
960,000		Toll Brothers Finance Corp., 5.875%, 02/15/22	988,149	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,512,571	0.1
3,570,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	3,927,000	0.2
3,528,000		Wal-Mart Stores, Inc., 5.625%, 04/15/41	4,272,842	0.2
3,890,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	4,259,550	0.2
8,881,000		Xerox Corp., 4.500%, 05/15/21	9,149,899	0.4
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,119,375	0.1
			144,150,557	5.8
		Consumer Staples: 1.0%
3,282,000		Altria Group, Inc., 9.700%, 11/10/18	4,464,295	0.2
1,762,000	#	Cargill, Inc., 3.250%, 11/15/21	1,719,495	0.1
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,265,625	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
2,890,000	#	Delphi Corp., 5.875%, 05/15/19	$3,063,400	0.1
1,980,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	2,039,400	0.1
3,341,000		Lorillard Tobacco Co., 6.875%, 05/01/20	3,930,530	0.1
2,457,000		Philip Morris International, Inc., 2.500%, 05/16/16	2,566,540	0.1
3,570,000		Smithfield Foods, Inc., 10.000%, 07/15/14	4,194,750	0.1
			26,244,035	1.0
		Energy: 6.2%
2,650,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,404,875	0.1
1,135,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	1,032,850	0.0
2,702,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	3,213,580	0.1
3,270,000		Arch Coal, Inc., 8.750%, 08/01/16	3,449,850	0.1
3,935,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	4,074,409	0.2
6,121,000		BP Capital Markets PLC, 2.248%, 11/01/16	6,283,806	0.3
2,243,000		BP Capital Markets PLC, 3.561%, 11/01/21	2,313,401	0.1
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,252,563	0.1
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,002,488	0.0
1,800,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	1,771,819	0.1
4,908,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	5,196,345	0.2
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,131,326	0.1
300,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	312,242	0.0
4,483,000		Enbridge Energy Partners, 9.875%, 03/01/19	5,970,316	0.2
1,599,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	1,668,972	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,640,475	0.1
3,770,000		Energy Transfer Partners, 9.700%, 03/15/19	4,825,038	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	3,953,612	0.2
3,875,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	3,912,382	0.2
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,900,000	±,X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
1,757,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	2,006,266	0.1
812,000		KazMunayGas National Co., 7.000%, 05/05/20	927,198	0.0
1,892,000	#	Korea Gas Corp., 6.250%, 01/20/42	2,148,612	0.1
4,625,000		Marathon Petroleum Corp., 6.500%, 03/01/41	4,998,797	0.2
3,063,000		Nexen, Inc., 7.500%, 07/30/39	3,762,862	0.2
3,225,000		Noble Holding International Ltd., 3.950%, 03/15/22	3,227,886	0.1
4,806,000		Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	4,936,920	0.2
2,354,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	2,545,519	0.1
3,011,200		Petroleos de Venezuela SA, 8.500%, 11/02/17	2,684,485	0.1
405,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	426,263	0.0
2,302,000		Petroleos Mexicanos, 5.500%, 01/21/21	2,549,465	0.1
4,520,000	#	Phillips 66, 2.950%, 05/01/17	4,598,454	0.2
6,296,000	#	Phillips 66, 4.300%, 04/01/22	6,414,648	0.3
4,060,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	4,984,612	0.2
3,380,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	3,323,824	0.1
3,558,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/42	3,477,924	0.1
2,643,000		Plains Exploration & Production Co., 8.625%, 10/15/19	2,979,983	0.1
4,630,000		Pride International, Inc., 7.875%, 08/15/40	6,208,886	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
3,290,000			Range Resources Corp., 5.750%, 06/01/21	$3,470,950	0.1
3,500,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	3,487,057	0.1
4,114,000		#	Schlumberger Investment SA, 1.950%, 09/14/16	4,166,310	0.2
4,525,000			Sempra Energy, 2.300%, 04/01/17	4,584,418	0.2
4,987,000		L	TNK-BP Finance SA, 7.875%, 03/13/18	5,834,790	0.2
2,894,000			Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,384,469	0.1
4,561,000			Transocean, Inc., 6.375%, 12/15/21	5,139,449	0.2
3,066,000			Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	3,418,973	0.1
1,765,000		#	WPX Energy, Inc., 6.000%, 01/15/22	1,773,825	0.1
				155,873,194	6.2
			Financials: 10.1%
2,819,000		#	ABN Amro Bank NV, 4.250%, 02/02/17	2,866,951	0.1
10,157,000			Aegon NV, 2.204%, 12/31/49	5,559,789	0.2
1,960,000			Allstate Corp./The, 5.200%, 01/15/42	2,051,765	0.1
1,803,000			American Express Credit Corp., 2.375%, 03/24/17	1,807,459	0.1
3,999,000			American International Group, Inc., 5.850%, 01/16/18	4,358,594	0.2
3,909,000			American International Group, Inc., 8.175%, 05/15/58	4,157,221	0.2
2,152,000			American Tower Corp., 4.700%, 03/15/22	2,172,719	0.1
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	5,496,368	0.2
2,470,000			Bank of America Corp., 3.750%, 07/12/16	2,484,254	0.1
3,038,000			Bank of America Corp., 5.700%, 01/24/22	3,220,827	0.1
2,560,000			Bank of America Corp., 5.875%, 02/07/42	2,547,625	0.1
4,196,000			Bank of America Corp., 8.000%, 12/29/49	4,307,710	0.2
3,475,000			BB&T Corp., 3.950%, 03/22/22	3,489,727	0.1
2,360,000			Berkshire Hathaway, Inc., 1.900%, 01/31/17	2,389,196	0.1
2,606,000			Berkshire Hathaway, Inc., 3.400%, 01/31/22	2,634,622	0.1
2,436,000			Boston Properties L.P., 3.700%, 11/15/18	2,522,437	0.1
2,353,000			Citigroup Capital XXI, 8.300%, 12/21/57	2,381,236	0.1
9,139,000			Citigroup, Inc., 3.953%, 06/15/16	9,398,968	0.4
3,831,000			Citigroup, Inc., 4.450%, 01/10/17	4,016,436	0.2
1,393,000			Citigroup, Inc., 4.500%, 01/14/22	1,400,652	0.0
1,657,000			Citigroup, Inc., 5.875%, 01/30/42	1,717,858	0.1
5,491,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	7,008,965	0.3
3,283,000			Discover Bank/Greenwood DE, 8.700%, 11/18/19	4,090,086	0.2
4,662,000			ERP Operating L.P., 4.625%, 12/15/21	4,916,321	0.2
2,589,000			Fifth Third Bancorp, 3.500%, 03/15/22	2,533,914	0.1
4,067,000			Fifth Third Bancorp., 8.250%, 03/01/38	5,401,444	0.2
3,305,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	4,006,103	0.2
3,293,000			General Electric Capital Corp., 3.350%, 10/17/16	3,496,320	0.1
5,499,000			General Electric Capital Corp., 4.650%, 10/17/21	5,861,747	0.2
7,236,000			General Electric Capital Corp., 5.300%, 02/11/21	7,847,985	0.3
4,662,000			Genworth Financial, Inc., 7.625%, 09/24/21	4,829,193	0.2
5,767,000			Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	5,941,613	0.2
1,651,000			Hartford Financial Services Group, Inc., 5.500%, 03/30/20	1,766,702	0.1
1,917,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,980,706	0.1
1,721,000			HCP, Inc., 3.750%, 02/01/19	1,712,916	0.1
4,063,000			HSBC Finance Corp., 6.676%, 01/15/21	4,342,774	0.2
1,313,000			HSBC Holdings PLC, 4.875%, 01/14/22	1,393,232	0.0
4,231,000			HSBC USA, Inc., 2.375%, 02/13/15	4,262,944	0.2
7,137,000		#	Hyundai Capital America, 4.000%, 06/08/17	7,339,762	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
3,124,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	$3,207,651	0.1
4,439,000	#	ILFC E-Capital Trust II, 6.250%, 12/21/65	3,273,763	0.1
4,064,000		International Lease Finance Corp., 5.875%, 04/01/19	3,932,095	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,763,515	0.1
1,741,000	#	IPIC GMTN Ltd., 3.750%, 03/01/17	1,780,172	0.1
4,500,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	4,651,875	0.2
1,953,000	#	IPIC GMTN Ltd., 6.875%, 11/01/41	2,050,650	0.1
3,251,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	3,348,530	0.1
1,899,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	1,993,950	0.1
3,335,000		JP Morgan Chase Capital XX, 6.550%, 09/29/36	3,368,350	0.1
7,037,000		JPMorgan Chase & Co., 4.350%, 08/15/21	7,200,962	0.3
2,337,000		JPMorgan Chase & Co., 4.500%, 01/24/22	2,435,126	0.1
1,718,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,825,299	0.1
1,582,000		JPMorgan Chase Capital XXII, 6.450%, 02/02/37	1,589,910	0.1
5,449,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	5,741,513	0.2
4,109,000		Morgan Stanley, 3.800%, 04/29/16	4,002,721	0.2
2,574,000		Morgan Stanley, 4.750%, 03/22/17	2,577,115	0.1
5,699,000		Morgan Stanley, 5.500%, 07/28/21	5,577,549	0.2
1,740,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,774,800	0.1
7,459,000		Murray Street Investment Trust I, 4.647%, 03/09/17	7,471,039	0.3
1,954,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	1,941,080	0.1
3,800,000		Owens, 7.375%, 05/15/16	4,294,000	0.2
2,789,000		Simon Property Group L.P., 4.125%, 12/01/21	2,931,147	0.1
2,411,000		SLM Corp., 6.000%, 01/25/17	2,485,391	0.1
3,169,000		SLM Corp., 8.000%, 03/25/20	3,430,443	0.1
7,258,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	7,445,997	0.3
4,098,000	±,X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
3,717,000		Wells Fargo & Co., 3.500%, 03/08/22	3,665,356	0.1
5,657,000		Zions Bancorporation, 4.500%, 03/27/17	5,626,611	0.2
			253,101,751	10.1
		Health Care: 1.8%
2,484,000		Amgen, Inc., 3.875%, 11/15/21	2,547,561	0.1
3,727,000		Amgen, Inc., 5.150%, 11/15/41	3,744,289	0.2
3,417,000	#	Aristotle Holding, Inc., 2.100%, 02/12/15	3,461,503	0.1
3,240,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	3,279,596	0.1
4,439,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	4,640,704	0.2
1,360,000	#	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,407,600	0.1
3,260,000		DaVita, Inc., 6.625%, 11/01/20	3,423,000	0.1
4,621,000		Gilead Sciences, Inc., 4.400%, 12/01/21	4,858,030	0.2
4,615,000		HCA, Inc., 7.250%, 09/15/20	5,047,656	0.2
2,170,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	2,430,400	0.1
2,440,000		Omnicare, Inc., 7.750%, 06/01/20	2,720,600	0.1
2,508,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,875,550	0.1
4,832,000		WellPoint, Inc., 3.700%, 08/15/21	5,022,453	0.2
			45,458,942	1.8
		Industrials: 0.7%
2,835,000	#	Bombardier, Inc., 7.500%, 03/15/18	3,132,675	0.1
2,785,000	#	Bombardier, Inc., 7.750%, 03/15/20	3,119,200	0.1
3,240,000		Case New Holland, Inc., 7.750%, 09/01/13	3,466,800	0.2
595,000		Celanese US Holdings LLC, 5.875%, 06/15/21	628,469	0.0
2,270,000		MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	2,423,225	0.1
1,940,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	2,061,250	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
685,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	$734,662	0.0
2,585,000		Syngenta Finance NV, 3.125%, 03/28/22	2,606,456	0.1
			18,172,737	0.7
		Information Technology: 1.1%
475,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	501,125	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,837,487	0.2
1,975,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	1,955,250	0.1
2,499,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,499,985	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	4,994,296	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,248,102	0.1
4,360,000		Jabil Circuit, Inc., 7.750%, 07/15/16	4,992,200	0.2
2,660,000		Seagate Technology, Inc., 6.800%, 10/01/16	2,945,950	0.1
2,957,000		Symantec Corp., 4.200%, 09/15/20	3,020,694	0.1
			26,995,089	1.1
		Materials: 2.9%
3,810,000		Alcoa, Inc., 6.150%, 08/15/20	4,106,769	0.2
2,630,000		ArcelorMittal, 6.125%, 06/01/18	2,766,192	0.1
5,090,000		ArcelorMittal, 9.850%, 06/01/19	6,131,215	0.2
3,862,000	#	Barrick Gold Corp., 3.850%, 04/01/22	3,869,370	0.2
4,500,000	#	Barrick Gold Corp., 5.250%, 04/01/42	4,490,647	0.2
675,000		Case New Holland, Inc., 7.875%, 12/01/17	788,062	0.0
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	2,373,568	0.1
855,000		Evraz Group SA, 6.750%, 04/27/18	821,912	0.0
2,550,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	2,530,875	0.1
1,445,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	1,481,125	0.1
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,771,765	0.1
3,450,000		Huntsman International LLC, 8.625%, 03/15/21	3,889,875	0.2
1,180,370		Lyondell Chemical Co., 11.000%, 05/01/18	1,310,211	0.0
2,300,000		Newmont Mining Corp., 3.500%, 03/15/22	2,219,523	0.1
2,216,000		Newmont Mining Corp., 4.875%, 03/15/42	2,063,047	0.1
3,290,000		Nova Chemicals Corp., 8.375%, 11/01/16	3,668,350	0.1
6,516,000		Rio Tinto Finance USA PLC, 3.500%, 03/22/22	6,538,845	0.3
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,631,044	0.1
730,000		Southern Copper Corp., 5.375%, 04/16/20	804,467	0.0
2,592,000		Teck Resources Ltd., 5.200%, 03/01/42	2,460,534	0.1
3,176,000		Teck Resources Ltd., 10.250%, 05/15/16	3,639,934	0.1
6,528,000		Vale Overseas Ltd., 4.625%, 09/15/20	6,896,897	0.3
2,735,000	#	Volcan Cia Minera SAA, 5.375%, 02/02/22	2,837,563	0.1
2,616,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	2,744,835	0.1
			71,836,625	2.9
		Telecommunication Services: 2.5%
4,446,000		American Tower Corp., 4.500%, 01/15/18	4,676,165	0.2
5,203,000		AT&T, Inc., 5.350%, 09/01/40	5,535,711	0.2
2,891,000		CenturyLink, Inc., 5.800%, 03/15/22	2,827,294	0.1
2,657,000		CenturyLink, Inc., 6.000%, 04/01/17	2,827,059	0.1
1,585,000		Frontier Communications Corp., 7.875%, 04/15/15	1,711,800	0.1
1,825,000		Frontier Communications Corp., 8.125%, 10/01/18	1,939,062	0.1
1,360,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,428,000	0.0
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,369,875	0.0
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,452,344	0.1
1,635,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,628,869	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
1,775,000		Qwest Communications International, Inc., 7.125%, 04/01/18	$1,903,597	0.1
1,259,000		Qwest Corp., 6.500%, 06/01/17	1,428,995	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,502,750	0.1
4,969,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	5,118,070	0.2
4,550,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	4,532,091	0.2
9,084,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	9,888,870	0.4
2,610,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	2,707,875	0.1
3,740,000		Verizon Communications, Inc., 3.500%, 11/01/21	3,832,464	0.1
1,955,000		Verizon Communications, Inc., 4.750%, 11/01/41	1,980,188	0.1
3,700,000		Windstream Corp., 7.000%, 03/15/19	3,792,500	0.1
			63,083,579	2.5
		Utilities: 2.4%
2,770,000		AES Corp., 8.000%, 10/15/17	3,133,563	0.1
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,195,335	0.1
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,759,113	0.2
3,289,000		CMS Energy Corp., 6.250%, 02/01/20	3,608,082	0.2
297,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	299,673	0.0
2,923,000		Commonwealth Edison Co., 3.400%, 09/01/21	3,018,655	0.1
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	4,378,413	0.2
2,671,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	2,844,615	0.1
2,834,000		Entergy Texas, Inc., 7.125%, 02/01/19	3,377,210	0.1
3,905,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	4,268,516	0.2
2,639,000	L	Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	2,889,705	0.1
263,476	#	Juniper Generation, LLC, 6.790%, 12/31/14	221,989	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	2,969,465	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	3,014,451	0.1
1,307,000		Nisource Finance Corp., 4.450%, 12/01/21	1,365,445	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,859,942	0.1
1,959,000		Nisource Finance Corp., 6.125%, 03/01/22	2,279,622	0.1
3,547,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	4,292,395	0.2
2,643,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	3,357,450	0.1
4,210,000		Southwestern Electric Power, 5.550%, 01/15/17	4,734,094	0.2
			58,867,733	2.4

		Total Corporate Bonds/Notes (Cost $836,023,485)	863,784,242	34.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 11.6%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,492,810	0.1
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,913,205	0.4
2,700,000	#	Arkle Master Issuer PLC, 2.215%, 05/17/60	2,703,101	0.1
5,010,000	#	BAMLL-DB Trust, 3.352%, 04/13/29	5,009,899	0.2
77,104,543	#,^	Banc of America Commercial Mortgage, Inc., 0.231%, 10/10/45	789,381	0.0
3,120,000		Banc of America Commercial Mortgage, Inc., 5.837%, 06/10/49	3,050,672	0.1
4,699,745		Banc of America Funding Corp., 5.500%, 02/25/35	4,712,329	0.2
2,564,342		Banc of America Funding Corp., 5.750%, 11/25/35	2,560,876	0.1
2,356,316	#	Banc of America Large Loan, Inc., 1.642%, 06/15/18	2,325,855	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.366%, 09/10/47	2,838,077	0.1
2,400,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.498%, 07/10/43	2,329,202	0.1
1,237,642	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	1,249,720	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,030,000	#	Bank of America-First Union NB Commercial Mortgage, 6.250%, 04/11/37	$1,899,545	0.1
799,025		Bear Stearns Alternative-A Trust, 0.882%, 07/25/34	625,084	0.0
2,350,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	1,964,407	0.1
2,040,000	#	Bear Stearns Commercial Mortgage Securities, 5.541%, 04/12/38	1,889,080	0.1
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,094,404	0.0
750,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	745,190	0.0
1,754,800		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,611,815	0.1
1,094,136	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,094,525	0.0
2,690,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	2,840,742	0.1
3,362,934		Chase Mortgage Finance Corp., 5.280%, 12/25/35	3,206,273	0.1
111,078		Chase Mortgage Finance Corp., 5.500%, 11/25/35	110,644	0.0
5,868,473		Citicorp Mortgage Securities, Inc., 6.000%, 06/25/36	5,789,090	0.2
1,476,505		Citicorp Mortgage Securities, Inc., 6.000%, 08/25/36	1,425,760	0.1
346,282		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	348,877	0.0
2,199,096	#	Commercial Mortgage Pass Through Certificates, 0.692%, 12/15/20	2,025,525	0.1
1,771,494	#	Commercial Mortgage Pass Through Certificates, 0.742%, 12/15/20	1,622,826	0.1
1,605,689	#	Commercial Mortgage Pass Through Certificates, 0.842%, 12/15/20	1,462,918	0.1
5,848,820	#	Commercial Mortgage Pass Through Certificates, 3.828%, 12/17/13	5,943,150	0.2
1,221,651		Commercial Mortgage Pass Through Certificates, 5.811%, 12/10/49	1,228,014	0.0
16,200,777		Countrywide Alternative Loan Trust, 0.642%, 05/25/36	6,565,640	0.3
2,656,084		Countrywide Home Loan Mortgage Pass-through Trust, 0.562%, 04/25/35	497,900	0.0
2,560,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	2,384,554	0.1
3,100,000		Credit Suisse Mortgage Capital Certificates, 5.714%, 06/15/39	3,358,408	0.1
8,033,712		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.362%, 08/25/36	3,678,709	0.1
9,730,788		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.432%, 10/25/36	4,094,438	0.2
5,077,853		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	5,083,817	0.2
6,239,725		Freddie Mac, 5.000%, 02/15/35	6,970,988	0.3
6,291,341		Freddie Mac, 5.500%, 07/15/37	7,212,639	0.3
1,841,785		GMAC Mortgage Corp. Loan Trust, 4.566%, 10/19/33	1,909,777	0.1
806,388		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	811,373	0.0
1,911,575		GSR Mortgage Loan Trust, 5.500%, 07/25/35	1,895,792	0.1
6,500,000	#	Holmes Master Issuer PLC, 2.165%, 10/15/54	6,561,406	0.3
519,090		Homebanc Mortgage Trust, 1.102%, 08/25/29	381,269	0.0
770,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	776,243	0.0
3,103,349		JP Morgan Chase Commercial Mortgage Securities Corp., 5.801%, 06/15/49	3,120,738	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,505,939		JPMorgan Mortgage Trust, 3.845%, 07/25/35	$5,179,566	0.2
366,213		JPMorgan Mortgage Trust, 4.233%, 07/25/35	365,833	0.0
2,809,759		JPMorgan Mortgage Trust, 5.315%, 07/25/35	2,853,680	0.1
55,992,967	^	LB-UBS Commercial Mortgage Trust, 0.169%, 11/15/40	73,009	0.0
118,169,085	#,^	LB-UBS Commercial Mortgage Trust, 0.199%, 09/15/39	2,071,173	0.1
39,373,050	#,^	LB-UBS Commercial Mortgage Trust, 0.262%, 11/15/38	653,356	0.0
167,704,811	#,^	LB-UBS Commercial Mortgage Trust, 0.649%, 11/15/38	3,886,391	0.2
3,460,000		LB-UBS Commercial Mortgage Trust, 4.924%, 07/15/40	3,090,783	0.1
2,070,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	1,370,032	0.1
2,303,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	2,175,532	0.1
2,528,275		LB-UBS Commercial Mortgage Trust, 5.084%, 02/15/31	2,551,216	0.1
2,610,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,301,450	0.1
1,839,619		LB-UBS Commercial Mortgage Trust, 5.403%, 02/15/40	1,954,298	0.1
3,410,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	3,692,631	0.1
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,235,839	0.0
7,970,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	6,712,402	0.3
7,180,000	#	Lehman Brothers Floating Rate Commercial Mortgage Trust, 0.592%, 06/15/22	6,822,472	0.3
1,595,000	#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	1,614,426	0.1
1,125,162		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	1,141,575	0.0
158,901,721	#,^	Merrill Lynch Mortgage Trust, 0.521%, 02/12/51	2,698,596	0.1
3,830,000		Morgan Stanley Capital I, 5.073%, 08/13/42	3,832,951	0.2
1,660,000		Morgan Stanley Capital I, 5.152%, 08/13/42	1,606,617	0.1
5,225,000		Morgan Stanley Capital I, 5.172%, 08/13/42	4,915,594	0.2
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,390,674	0.1
4,236,000		Morgan Stanley Capital I, 5.302%, 01/14/42	4,183,308	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,236,564	0.1
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,469,225	0.1
6,294,365		Morgan Stanley Capital I, 5.599%, 04/12/49	6,480,260	0.3
5,190,000		Morgan Stanley Capital I, 5.793%, 07/12/44	5,099,468	0.2
5,010,000	#	Morgan Stanley Capital I, 5.813%, 08/12/41	3,883,584	0.2
901,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	922,925	0.0
48,805,348	#,^	RBSCF Trust, 0.985%, 04/15/24	1,239,485	0.1
6,039,000	#	RBSCF Trust, 5.305%, 01/16/49	6,174,216	0.2
14,580,193		Residential Accredit Loans, Inc., 0.412%, 01/25/37	7,324,572	0.3
17,731,831		Residential Accredit Loans, Inc., 0.692%, 12/25/36	6,630,827	0.3
867,680		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	869,501	0.0
563,324		Sequoia Mortgage Trust, 0.512%, 01/20/35	442,960	0.0
4,803,000	#	Silverstone Master Issuer PLC, 1.792%, 01/21/55	4,837,586	0.2
943,663		Structured Asset Mortgage Investments, Inc., 0.482%, 04/19/35	761,919	0.0
3,166,857		Structured Asset Securities Corp., 5.000%, 05/25/35	3,174,725	0.1
2,907,725		Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	2,951,979	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	$675,915	0.0
2,010,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	1,891,626	0.1
620,570		Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	623,186	0.0
6,750,000		Wachovia Bank Commercial Mortgage Trust, 5.740%, 06/15/49	7,339,494	0.3
1,410,000	#	Wachovia Bank Commercial Mortgage Trust, 6.290%, 04/15/34	1,404,066	0.1
2,286,066		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,442,050	0.1
7,988,052		Wells Fargo Mortgage Backed Securities Trust, 2.664%, 06/25/35	7,826,346	0.3
2,137,689		Wells Fargo Mortgage Backed Securities Trust, 5.081%, 05/25/35	2,148,511	0.1
3,508,138		Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	3,585,929	0.1
1,670,400		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	1,694,395	0.1
3,994,326	#	Wells Fargo Mortgage-Backed Securities Trust, 5.247%, 06/26/35	3,477,141	0.1

		Total Collateralized Mortgage Obligations (Cost $292,270,327)	291,188,546	11.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.6%
		Federal Home Loan Mortgage Corporation: 9.7%##STRIP
8,068,911	^	6.243%, due 06/15/36	1,283,816	0.1
3,279,122		3.342%, due 03/15/38	3,413,345	0.1
10,618,484		4.000%, due 10/01/41	11,128,268	0.4
2,093,463		4.000%, due 10/01/41	2,193,968	0.1
1,998,953		4.000%, due 11/01/41	2,094,921	0.1
5,733,601		4.000%, due 11/01/41	6,008,866	0.2
1,485,828		4.000%, due 11/01/41	1,557,161	0.1
4,409,270		4.000%, due 11/01/41	4,620,955	0.2
10,994,184		4.000%, due 12/01/41	11,522,005	0.5
4,354,392		4.500%, due 08/01/41	4,621,186	0.2
3,864,683		4.500%, due 08/01/41	4,101,472	0.2
9,706,555		4.500%, due 08/01/41	10,301,277	0.4
7,530,202		4.500%, due 08/01/41	7,991,579	0.3
4,389,717		4.500%, due 09/01/41	4,658,676	0.2
1,201,624		4.500%, due 09/01/41	1,275,248	0.1
8,286,833		4.500%, due 10/01/41	8,794,569	0.4
2,221,346	^	4.858%, due 03/15/33	2,341,613	0.1
764,129		4.892%, due 04/01/35	815,094	0.0
937,932		5.000%, due 08/15/16	1,000,252	0.0
1,844,406	^	5.000%, due 05/15/17	53,109	0.0
2,837,004		5.000%, due 12/15/17	3,048,970	0.1
464,668		5.000%, due 05/01/28	500,919	0.0
947,100		5.000%, due 02/15/32	979,743	0.0
1,130,244		5.000%, due 04/15/32	1,144,778	0.1
5,113,385		5.000%, due 02/15/35	5,741,308	0.2
1,426,333		5.000%, due 02/15/35	1,506,539	0.1
5,996,903	^	5.000%, due 02/15/40	1,093,776	0.0
2,961,130		5.000%, due 01/01/41	3,190,293	0.1
25,764		5.054%, due 11/01/35	27,351	0.0
11,159,161		5.500%, due 08/15/20	11,299,608	0.5
4,935,111		5.500%, due 11/15/22	5,369,074	0.2
1,601,986		5.500%, due 03/15/32	1,662,369	0.1
4,414,906		5.500%, due 06/15/32	4,539,741	0.2
5,536,053		5.500%, due 07/15/32	5,705,302	0.2
2,750,436		5.500%, due 12/15/32	3,051,625	0.1
788,508		5.500%, due 02/15/33	932,844	0.0
5,020,653		5.500%, due 09/15/34	5,601,547	0.2
1,123,800		5.500%, due 09/15/35	1,110,525	0.0
31,503,101		5.500%, due 02/15/36	35,358,529	1.4
5,872,249		5.500%, due 08/15/36	6,843,929	0.3
5,105,000		5.500%, due 05/15/37	5,685,773	0.2
11,906,000		5.500%, due 06/15/37	13,411,895	0.5
38,394		5.645%, due 03/01/36	41,640	0.0
9,583,411	^	5.808%, due 07/15/40	1,641,703	0.1
1,656,798		6.000%, due 01/15/29	1,801,946	0.1
1,730,662		6.000%, due 01/15/29	1,958,150	0.1
25,761		6.000%, due 02/01/29	28,905	0.0
2,207,447		6.000%, due 07/15/32	2,504,305	0.1
2,364,225	^	6.000%, due 04/15/33	418,193	0.0
5,994,820		6.000%, due 02/01/36	6,706,010	0.3
365,787		6.000%, due 08/01/37	403,924	0.0
13,364,412		6.000%, due 10/15/37	15,559,567	0.6
238,355		6.000%, due 11/01/37	263,206	0.0
9,873,930	^	6.358%, due 09/15/33	1,498,777	0.1
1,382,940		7.000%, due 09/01/26	1,566,515	0.1
63,431		7.000%, due 11/01/31	73,808	0.0
314,780		7.500%, due 11/01/28	373,633	0.0
			242,424,100	9.7
		Federal National Mortgage Association: 16.0%##STRIP
583,640		2.341%, due 04/01/35	614,992	0.0
63,675,000	W	3.500%, due 12/25/40	65,217,129	2.6
3,965,708	^	4.000%, due 11/01/18	289,401	0.0
86,663,000	W	4.000%, due 02/25/39	90,698,246	3.6
11,823,273		4.000%, due 09/01/41	12,413,602	0.5
8,225,103		4.000%, due 03/01/42	8,637,063	0.3
25,216,000	W	4.500%, due 05/15/35	26,788,061	1.1
6,015,864		4.500%, due 11/01/40	6,409,837	0.3
4,408,170		4.500%, due 11/01/40	4,696,856	0.2
618,102		4.500%, due 12/01/40	658,581	0.0
1,091,767		4.500%, due 12/01/40	1,163,266	0.1
1,439,131		4.500%, due 01/01/41	1,533,378	0.1
1,066,429		4.500%, due 01/01/41	1,136,269	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
24,066,270		4.500%, due 09/01/41	$25,687,469	1.0
1,451,076		4.500%, due 09/01/41	1,548,826	0.1
5,047,909		4.500%, due 10/01/41	5,387,956	0.2
369,952		4.500%, due 10/01/41	394,873	0.0
993,426		4.500%, due 10/01/41	1,060,347	0.0
3,840,097		4.500%, due 10/01/41	4,098,781	0.2
6,614,848		4.500%, due 10/01/41	7,060,451	0.3
2,475,912		4.500%, due 11/01/41	2,642,699	0.1
2,631,882		4.500%, due 11/01/41	2,809,176	0.1
13,607,069	^	5.000%, due 05/25/18	1,070,362	0.0
210,799		5.000%, due 12/01/23	228,054	0.0
1,514,682		5.000%, due 05/25/32	1,571,082	0.1
2,256,675		5.000%, due 06/01/33	2,443,749	0.1
2,914,390		5.000%, due 07/25/34	3,060,260	0.1
3,111,587		5.000%, due 07/01/35	3,368,073	0.1
3,310,728		5.000%, due 01/01/36	3,580,526	0.1
4,398,546		5.000%, due 02/01/36	4,756,992	0.2
4,151,468		5.000%, due 07/01/36	4,495,617	0.2
1,873,000	W	5.000%, due 05/01/37	2,020,206	0.1
16,304,467		5.000%, due 07/01/37	17,656,077	0.7
5,780,161		5.000%, due 07/01/37	6,259,325	0.3
2,239,649		5.000%, due 11/01/40	2,420,763	0.1
2,326,536		5.000%, due 02/01/41	2,519,764	0.1
1,441,216		5.000%, due 05/01/41	1,560,915	0.1
3,050,412		5.000%, due 06/01/41	3,303,762	0.1
4,280,969		5.000%, due 06/01/41	4,636,523	0.2
1,103,139		5.014%, due 07/01/35	1,182,852	0.1
5,564		5.500%, due 11/01/16	6,069	0.0
35,109		5.500%, due 12/01/16	38,290	0.0
3,854		5.500%, due 04/01/17	4,206	0.0
4,226		5.500%, due 01/01/18	4,624	0.0
10,745		5.500%, due 02/01/18	11,634	0.0
143,145		5.500%, due 02/01/18	156,472	0.0
2,680		5.500%, due 06/01/18	2,929	0.0
26,075		5.500%, due 10/01/18	28,453	0.0
635,443		5.500%, due 08/25/36	636,573	0.0
3,988,964		5.500%, due 03/01/37	4,366,830	0.2
150,988		5.500%, due 06/01/37	164,678	0.0
23,001,148	^	5.500%, due 11/25/40	3,926,206	0.2
36,414		6.000%, due 06/01/16	39,395	0.0
1,252		6.000%, due 08/01/16	1,354	0.0
86,820		6.000%, due 08/01/16	93,927	0.0
23,107		6.000%, due 10/01/16	24,999	0.0
44,041		6.000%, due 10/01/16	47,646	0.0
19,285		6.000%, due 01/01/17	20,863	0.0
25,359		6.000%, due 01/01/17	27,467	0.0
805		6.000%, due 02/01/17	859	0.0
2,159		6.000%, due 02/01/17	2,338	0.0
29,353		6.000%, due 02/01/17	31,792	0.0
518		6.000%, due 03/01/17	562	0.0
23,221		6.000%, due 04/01/17	25,151	0.0
51,636		6.000%, due 04/01/17	55,928	0.0
25,601		6.000%, due 04/01/17	27,358	0.0
32,798		6.000%, due 04/01/17	35,524	0.0
17,462		6.000%, due 05/01/17	18,914	0.0
52,483		6.000%, due 05/01/17	56,845	0.0
20,770		6.000%, due 05/01/17	22,496	0.0
39,821		6.000%, due 05/01/17	43,130	0.0
53,813		6.000%, due 06/01/17	57,509	0.0
11,981		6.000%, due 06/01/17	12,977	0.0
10,623		6.000%, due 07/01/17	11,506	0.0
36,458		6.000%, due 07/01/17	39,522	0.0
30,611		6.000%, due 08/01/17	33,155	0.0
22,927		6.000%, due 08/01/17	24,761	0.0
31,819		6.000%, due 08/01/17	34,493	0.0
331,860		6.000%, due 09/01/17	359,442	0.0
95,960		6.000%, due 09/01/17	103,936	0.0
3,073		6.000%, due 10/01/17	3,329	0.0
95,995		6.000%, due 11/01/17	103,853	0.0
3,503		6.000%, due 02/01/18	3,794	0.0
92,290		6.000%, due 04/01/18	99,845	0.0
23,656		6.000%, due 09/01/18	25,704	0.0
28,272		6.000%, due 10/01/18	30,719	0.0
32,676		6.000%, due 11/01/18	35,423	0.0
1,040,103		6.000%, due 07/25/29	1,175,113	0.1
2,446,371		6.000%, due 07/25/29	2,763,920	0.1
1,921,539		6.000%, due 04/25/31	2,172,166	0.1
3,759,563	^	6.000%, due 08/25/33	650,878	0.0
487,611		6.000%, due 08/01/34	544,620	0.0
392,486		6.000%, due 03/01/36	434,607	0.0
154,982		6.000%, due 07/01/36	171,728	0.0
812,023		6.000%, due 09/01/36	897,138	0.0
725,031		6.000%, due 09/01/36	801,028	0.0
389,430		6.000%, due 03/01/37	429,520	0.0
161,930		6.000%, due 06/01/37	178,797	0.0
285,939		6.000%, due 07/01/37	315,899	0.0
1,631,043		6.000%, due 08/01/37	1,814,494	0.1
395,176		6.000%, due 08/01/37	441,538	0.0
1,374,842		6.000%, due 12/01/37	1,526,255	0.1
3,008,635		6.000%, due 02/01/38	3,339,979	0.1
188,758		6.000%, due 10/01/38	209,547	0.0
829,386		6.000%, due 12/25/49	936,588	0.0
6,198,347	^	6.458%, due 08/25/26	833,537	0.0
16,703,391	^	6.498%, due 01/25/37	3,080,182	0.1
19,369		6.500%, due 04/01/27	22,062	0.0
30,765		6.500%, due 02/01/28	35,085	0.0
61,964		6.500%, due 01/01/32	70,585	0.0
79,208		6.500%, due 09/01/32	90,624	0.0
59,518		6.500%, due 10/01/32	67,873	0.0
93,535		6.500%, due 10/01/32	106,548	0.0
1,910,749		6.500%, due 09/01/37	2,146,732	0.1
135,799		6.500%, due 01/01/39	153,079	0.0
36,282,889	^	6.508%, due 10/25/35	6,743,168	0.3
6,222		7.000%, due 08/01/25	7,133	0.0
3,657		7.000%, due 11/01/25	4,192	0.0
5,151		7.000%, due 12/01/25	5,905	0.0
17,836		7.000%, due 12/01/25	20,447	0.0
23,248		7.000%, due 02/01/26	26,651	0.0
8,388		7.000%, due 02/01/26	9,616	0.0
13,029		7.000%, due 03/01/26	14,936	0.0
58,552		7.000%, due 03/01/26	67,378	0.0
6,803		7.000%, due 03/01/26	7,828	0.0
16,235		7.000%, due 03/01/26	18,682	0.0
2,748		7.000%, due 12/01/27	3,174	0.0
57,227		7.000%, due 06/01/31	66,359	0.0
2,298,010		7.000%, due 02/01/38	2,633,861	0.1
1,605,124		7.000%, due 03/01/38	1,839,711	0.1
1,841,943		7.000%, due 04/01/38	2,111,141	0.1
5,999		7.500%, due 11/01/29	7,134	0.0
49,988		7.500%, due 10/01/30	59,792	0.0
63,091		7.500%, due 11/01/30	67,853	0.0
31,534		7.500%, due 11/01/30	33,075	0.0
41,562		7.500%, due 09/01/31	49,854	0.0
1,516,789		7.500%, due 07/25/44	1,724,119	0.1
83,617		10.000%, due 02/25/19	96,307	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
4,359,463		14.896%, due 03/25/38	$5,226,677	0.2
1,293,025		23.033%, due 07/25/35	1,676,654	0.1
1,617,806		24.218%, due 01/25/35	2,201,470	0.1
329,306		27.633%, due 02/25/34	464,600	0.0
1,387,538		32.241%, due 11/25/36	2,391,743	0.1
			400,975,223	16.0
		Government National Mortgage Association: 5.9%STRIP
32,422		1.625%, due 12/20/29	33,548	0.0
59,768		2.375%, due 04/20/28	61,919	0.0
66,443,000	W	3.500%, due 10/15/41	69,048,808	2.8
4,995,664		4.000%, due 11/20/40	5,376,029	0.2
17,536,286	^	4.500%, due 12/20/37	2,466,465	0.1
5,922,182		4.500%, due 04/15/39	6,491,088	0.3
9,099,472		4.500%, due 08/20/41	9,932,368	0.4
2,451,607		4.500%, due 11/15/41	2,676,391	0.1
47,152,392	^	5.000%, due 06/16/39	3,173,059	0.1
7,380,419	^	5.000%, due 11/20/39	1,094,479	0.1
12,678,102	^	5.000%, due 10/20/40	1,756,171	0.1
4,025,131		5.140%, due 10/20/60	4,552,207	0.2
2,613,005		5.288%, due 10/20/60	2,991,905	0.1
5,050,232		5.290%, due 10/20/60	5,771,754	0.2
4,304,187		5.500%, due 09/15/39	4,838,934	0.2
17,778,393	^	5.608%, due 06/20/40	2,666,759	0.1
21,082,593	^	5.958%, due 06/20/38	2,359,313	0.1
26,330,311	^	5.958%, due 04/20/39	3,562,728	0.1
23,353,253	^	6.058%, due 05/20/39	2,700,815	0.1
13,908,075	^	6.158%, due 04/20/38	1,859,800	0.1
6,759,546	^	6.258%, due 05/16/38	973,432	0.0
16,703,112	^	6.258%, due 01/16/39	3,071,627	0.1
1,114,761		6.500%, due 09/16/38	1,302,781	0.1
17,719,566	^	6.758%, due 04/20/36	2,247,488	0.1
387,576		7.000%, due 05/16/32	446,537	0.0
664,793		7.500%, due 10/16/32	768,761	0.0
1,981,639		21.265%, due 03/20/37	2,895,630	0.1
1,347,778		24.414%, due 04/16/37	1,969,895	0.1
			147,090,691	5.9
		Total U.S. Government Agency Obligations (Cost $757,909,775)	790,490,014	31.6
ASSET-BACKED SECURITIES: 4.2%
		Automobile Asset-Backed Securities: 0.1%
2,459,000		Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	2,501,125	0.1
		Home Equity Asset-Backed Securities: 0.1%
1,892,142		Specialty Underwriting & Residential Finance, 0.442%, 12/25/36	1,790,276	0.1
		Other Asset-Backed Securities: 4.0%
1,960,622	#	ARES CLO Funds, 0.714%, 09/18/17	1,928,797	0.1
2,975,000	#	ARES CLO Funds, 3.141%, 02/26/16	2,750,019	0.1
3,240,000	#	ARES CLO Ltd., 1.841%, 02/26/16	3,037,967	0.1
1,600,000	#	ARES CLO Ltd., 6.901%, 02/26/16	1,608,773	0.1
3,155,860	#	Atrium CDO Corp., 0.821%, 10/27/16	3,098,183	0.1
6,182,993	#	Atrium CDO Corp., 0.902%, 06/27/15	6,079,118	0.2
1,750,000		Atrium CDO Corp., 1.071%, 10/27/16	1,619,179	0.1
1,250,000	#	Babson CLO Ltd/Cayman Islands, 6.812%, 11/15/16	1,247,575	0.0
783,953		Bear Stearns Asset-Backed Securities, Inc., 0.642%, 07/25/36	150,990	0.0
1,008,891	#	Callidus Debt Partners Fund Ltd., 1.003%, 05/15/15	999,737	0.0
1,661,059	#	Carlyle High Yield Partners, 0.880%, 08/11/16	1,633,625	0.1
260,101		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.842%, 07/25/33	221,184	0.0
1,908,525	+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	1,854,418	0.1
1,323,191	+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	854,003	0.0
3,358,460	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	3,311,707	0.1
2,876,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,339,794	0.1
395,889	#	Denali Capitala CLO IV Ltd., 0.844%, 08/23/16	390,762	0.0
2,700,000	#	Dryden Leveraged Loan CDO 2002-II, 2.774%, 09/17/16	2,571,580	0.1
2,000,000	#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	2,042,050	0.1
13,020,000		Fieldstone Mortgage Investment Corp., 0.402%, 11/25/36	4,522,406	0.2
14,350,000		Fieldstone Mortgage Investment Corp., 0.482%, 11/25/36	5,018,604	0.2
1,514,915	#	First CLO Ltd., 0.907%, 07/27/16	1,510,799	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
2,500,000		#	First CLO Ltd., 1.474%, 12/14/16	$2,386,625	0.1
1,900,000		#	First CLO Ltd., 2.857%, 07/27/16	1,784,545	0.1
2,750,000		#	Galaxy CLO Ltd., 2.117%, 01/15/16	2,688,317	0.1
867,659		#	Granite Ventures Ltd., 0.827%, 12/15/17	862,616	0.0
4,875,000		#	Grayston CLO Ltd., 1.803%, 08/15/16	4,668,446	0.2
3,872,153		#	Katonah Ltd., 0.794%, 09/20/16	3,826,090	0.1
4,900,000		#	Landmark CDO Ltd., 1.417%, 01/15/16	4,866,180	0.2
1,201,652			Lehman XS Trust, 0.522%, 08/25/35	941,130	0.0
4,478,952		#	Lightpoint CLO Ltd., 0.734%, 09/15/17	4,316,832	0.2
447,825			Merrill Lynch Mortgage Investors Trust, 0.422%, 09/25/36	266,923	0.0
31,090,000			Morgan Stanley ABS Capital I, 0.512%, 03/25/36	12,904,480	0.5
1,447,020		#	Navigator CDO Ltd., 2.203%, 11/15/15	1,448,830	0.1
3,058,649		#	Navigator CDO Ltd., 2.667%, 01/14/17	2,669,105	0.1
1,900,000		#	Olympic CLO Ltd., 1.403%, 05/15/16	1,851,812	0.1
284,287		#	Stanfield Carrera CLO Ltd., 0.954%, 03/15/15	282,866	0.0
2,850,000		#	Veritas CLO Ltd., 1.800%, 09/05/16	2,613,575	0.1
4,315,068		#	Wind River CLO Ltd., 0.804%, 12/19/16	4,192,205	0.2
				101,361,847	4.0
			Total Asset-Backed Securities (Cost $109,532,438)	105,653,248	4.2
U.S. TREASURY OBLIGATIONS: 4.6%
			U.S. Treasury Bonds: 4.1%STRIP
66,433,000			2.000%, due 02/15/22	65,135,497	2.6
39,622,000			3.125%, due 11/15/41	37,863,774	1.5
				102,999,271	4.1
			U.S. Treasury Notes: 0.4%STRIP
9,435,000			0.375%, due 03/15/15	9,400,355	0.4
			U.S. Treasury STRIP: 0.1%STRIP
9,967,181		^	6.208%, due 02/25/42	2,023,395	0.1
			Total U.S. Treasury Obligations (Cost $113,825,054)	114,423,021	4.6
FOREIGN GOVERNMENT BONDS: 7.3%
3,563,632			Argentina Government International Bond, 7.000%, 04/17/17	3,166,287	0.1
565,616			Argentina Government International Bond, 7.000%, 10/03/15	533,800	0.0
1,691,414			Argentina Government International Bond, 12/15/35	224,112	0.0
BRL	35,164,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/14	19,842,247	0.8
BRL	98,931,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	52,387,228	2.1
1,891,000			Colombia Government International Bond, 6.125%, 01/18/41	2,325,930	0.1
446,000			Colombia Government International Bond, 7.375%, 09/18/37	628,860	0.0
3,116,000			Federal Republic of Brazil, 10.125%, 05/15/27	5,206,836	0.2
1,141,000			Hungary Government International Bond, 4.750%, 02/03/15	1,078,245	0.1
1,431,000			Hungary Government International Bond, 6.250%, 01/29/20	1,312,642	0.1
280,000			Hungary Government International Bond, 6.375%, 03/29/21	257,600	0.0
979,000			Indonesia Government International Bond, 6.625%, 02/17/37	1,213,960	0.1
198,000			Indonesia Government International Bond, 7.750%, 01/17/38	275,715	0.0
1,171,000			Indonesia Government International Bond, 8.500%, 10/12/35	1,747,717	0.1
1,124,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	1,174,580	0.1
943,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	1,047,909	0.0
870,000			Mexico Government International Bond, 6.050%, 01/11/40	1,052,700	0.0
1,424,000			Panama Government International Bond, 5.200%, 01/30/20	1,639,736	0.1
1,131,000			Panama Government International Bond, 7.125%, 01/29/26	1,515,540	0.1
240,000			Panama Government International Bond, 9.375%, 04/01/29	385,560	0.0
1,419,000			Peru Government International Bond, 8.750%, 11/21/33	2,207,964	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
823,000			Peruvian Government International Bond, 5.625%, 11/18/50	$925,875	0.0
4,245,000			Philippine Government International Bond, 4.000%, 01/15/21	4,441,331	0.2
450,000			Philippine Government International Bond, 5.000%, 01/13/37	471,375	0.0
1,525,000			Poland Government International Bond, 5.000%, 03/23/22	1,615,006	0.1
582,000			Poland Government International Bond, 6.375%, 07/15/19	679,485	0.0
509,000			Republic of the Philippines, 6.375%, 10/23/34	629,251	0.0
810,000		#	Romanian Government International Bond, 6.750%, 02/07/22	850,500	0.0
5,395,880		#	Russia Government Bond, 7.500%, 03/31/30	6,481,801	0.3
400,000		#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	400,950	0.0
200,000		#	Russian Foreign Bond - Eurobond, 5.625%, 04/04/42	199,400	0.0
1,061,039		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	1,274,573	0.1
ZAR	395,010,530		South Africa Government Bond, 7.250%, 01/15/20	49,965,253	2.0
2,158,000			South Africa Government International Bond, 5.500%, 03/09/20	2,416,960	0.1
1,377,000			Turkey Government International Bond, 5.125%, 03/25/22	1,370,115	0.1
767,000			Turkey Government International Bond, 6.250%, 09/26/22	828,360	0.0
1,972,000			Turkey Government International Bond, 7.500%, 11/07/19	2,322,030	0.1
831,000			Turkey Government International Bond, 7.000%, 09/26/16	939,030	0.0
1,089,000		#	Ukraine Government Bond, 7.650%, 06/11/13	1,054,969	0.0
900,000			Ukraine Government International Bond, 6.250%, 06/17/16	787,500	0.0
894,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	782,250	0.0
974,000			Ukraine Government International Bond, 7.650%, 06/11/13	943,562	0.0
836,536			Uruguay Government International Bond, 6.875%, 09/28/25	1,087,497	0.1
658,872			Uruguay Government International Bond, 7.625%, 03/21/36	920,774	0.0
1,776,100			Venezuela Government International Bond, 12.750%, 08/23/22	1,873,786	0.1
			Total Foreign Government Bonds (Cost $181,992,790)	182,486,801	7.3

Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
			Financials: 0.2%
74,000		P	Citigroup Capital XIII	2,012,800	0.1
157,000		@,P	US Bancorp	4,268,830	0.1
			Total Preferred Stock (Cost $5,974,800)	6,281,630	0.2

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
			Credit Default Swaption: 0.1%
125,310,000		@	Payer Swaption- Fund buys credit default swap protection on CDX.NA.HY.17, Strike @ 96.000, Exp. 12/20/16 Counterparty: Morgan Stanley	1,849,277	0.1
			Options On Currencies: 0.0%
61,000,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.310, Exp. 04/25/12 Counterparty: Morgan Stanley	200,428	0.0
			Total Purchased Options (Cost $2,840,006)	2,049,705	0.1
			Total Long-Term Investments (Cost $2,300,368,675)	2,356,357,207	94.1

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.5%
			Commercial Paper: 5.3%
3,000,000			Concord Minutemen Capital Corp., 0.340%, 07/05/12	2,997,270	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
3,900,000	Crown Point Capital, 0.300%, 05/09/12	$3,898,732	0.2
900,000	Crown Point Capital, 2.800%, 09/05/08	898,140	0.0
9,000,000	Devon Energy Corp., 0.350%, 04/20/12	8,998,250	0.4
15,227,000	Devon Energy Corp., 0.440%, 06/07/12	15,214,362	0.6
5,000,000	Florida Power Corp., 0.450%, 05/03/12	4,997,937	0.2
24,000,000	Kraft Foods Inc., 0.480%, 06/06/12	23,978,400	1.0
7,500,000	Pacific Gas & Electric, 0.310%, 04/02/12	7,499,872	0.3
5,000,000	Pacific Gas & Electric, 0.350%, 04/04/12	4,999,806	0.2
19,850,000	Potash Corp., 0.340%, 04/18/12	19,846,625	0.8
5,000,000	Potash Corp., 0.340%, 04/26/12	4,998,772	0.2
8,000,000	Weatherford International Ltd., 0.520%, 04/09/12	7,998,960	0.3
16,000,000	Weatherford International Ltd., 0.600%, 04/23/12	15,993,867	0.6
10,000,000	Windmill Funding Corp., 0.450%, 05/09/12	9,995,125	0.4
		132,316,118	5.3
	Securities Lending Collateral(cc)(1): 5.1%
30,345,038	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $30,345,487, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $30,951,939, due 03/01/18-04/15/43)	30,345,038	1.2
30,345,038	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $30,345,537, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $30,951,939, due 07/19/12-04/01/42)	30,345,038	1.2
6,388,428	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $6,388,533, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $6,516,197, due 10/01/13-06/25/43)	6,388,428	0.3
30,345,038	Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $30,345,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $30,951,939, due 01/15/13-04/01/42)	30,345,038	1.2
30,345,038	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $30,345,412, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $30,951,939, due 12/01/17-04/01/42)	30,345,038	1.2
		127,768,580	5.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
53,426,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $53,426,000)	53,426,000	2.1
	Total Short-Term Investments (Cost $313,502,905)	313,510,698	12.5

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Total Investments in Securities (Cost $2,613,871,580)	$2,669,867,905	106.6
	Liabilities in Excess of Other Assets	(166,092,234)	(6.6)
	Net Assets	$2,503,775,671	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real
ZAR	South African Rand

Cost for federal income tax purposes is $2,616,803,740.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$87,073,237
	Gross Unrealized Depreciation	(34,009,072)
	Net Unrealized Appreciation	$53,064,165

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Preferred Stock	$6,281,630	$—	$—	$6,281,630
Purchased Options	—	2,049,705	—	2,049,705
Corporate Bonds/Notes	—	863,784,242	—	863,784,242
Collateralized Mortgage Obligations	—	286,178,647	5,009,899	291,188,546
Short-Term Investments	53,426,000	260,084,698	—	313,510,698
U.S. Treasury Obligations	—	114,423,021	—	114,423,021

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Foreign Government Bonds	$—	$182,486,801	$—	$182,486,801
Asset-Backed Securities	—	99,291,264	6,361,984	105,653,248
U.S. Government Agency Obligations	—	790,490,014	—	790,490,014
Total Investments, at value	$59,707,630	$2,598,788,392	$11,371,883	$2,669,867,905
Other Financial Instruments+
Swaps	—	1,823,660	—	1,823,660
Futures	14,155,608	—	—	14,155,608
Forward Foreign Currency Contracts	—	1,710,337	—	1,710,337
Total Assets	$73,863,238	$2,602,322,389	$11,371,883	$2,687,557,510
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(10,422,514)	$—	$(10,422,514)
Futures	(13,100,350)	—	—	(13,100,350)
Written Options	—	(77,807)	—	(77,807)
Forward Foreign Currency Contracts	—	(6,891,345)	—	(6,891,345)
Total Liabilities	$(13,100,350)	$(17,391,666)	$—	$(30,492,016)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on			Accrued Discounts/	Total Realized Gain	Total Unrealized Appreciation	Transfers Into	Transfers Out of	Ending Balance on
	12/31/2011	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	3/31/2012
Asset Table
Investments, at value
Asset-Backed Securities	$11,096,674	$—	$(2,741,326)	$(924)	$29,267	$8,293	$—	$(2,030,000)	$6,361,984
Collateralized Mortgage Obligations	—	5,009,899	—	—	—	—	—	—	5,009,899
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$11,096,674	$5,009,899	$(2,741,326)	$(924)	$29,267	$8,293	$—	$(2,030,000)	$11,371,883

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $8,293.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	EU Euro	28,601,367	Buy	05/18/12	$37,542,098	$38,154,692	$612,594
Citigroup, Inc.	South African Rand	96,050,134	Buy	05/18/12	12,266,156	12,432,594	166,438
Citigroup, Inc.	Mexican Peso	14,948,004	Buy	05/18/12	1,154,127	1,162,928	8,801
Morgan Stanley	Brazilian Real	22,230,510	Buy	04/20/12	12,340,000	12,122,663	(217,337)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Brazilian Real	22,296,156	Buy	04/20/12	$12,281,000	$12,158,461	$(122,539)
							$447,957

Citigroup, Inc.	EU Euro	28,209,877	Sell	05/18/12	$36,447,330	$37,632,437	$(1,185,107)
Credit Suisse First Boston	Mexican Peso	228,948,084	Sell	05/18/12	17,115,310	17,811,755	(696,445)
Deutsche Bank AG	Mexican Peso	44,312,170	Sell	05/18/12	3,425,334	3,447,409	(22,075)
Deutsche Bank AG	South African Rand	478,868,322	Sell	05/18/12	59,192,623	61,984,037	(2,791,414)
HSBC	Mexican Peso	8,816,049	Sell	05/18/12	691,219	685,874	5,345
HSBC	Brazilian Real	132,142,268	Sell	04/20/12	70,202,927	72,059,355	(1,856,428)
Morgan Stanley	Brazilian Real	32,100,335	Sell	04/20/12	18,422,000	17,504,841	917,159
							$(5,628,965)

ING Intermediate Bond Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	7,010	06/29/12	$858,998,810	$(5,989,339)
U.S. Treasury Ultra Long Bond	1,237	06/20/12	186,748,344	(7,111,011)
			$1,045,747,154	$(13,100,350)
Short Contracts
U.S. Treasury 10-Year Note	5,795	06/20/12	750,361,982	10,941,655
U.S. Treasury 2-Year Note	557	06/29/12	122,618,325	33,422
U.S. Treasury Long Bond	1,253	06/20/12	172,600,750	3,180,531
			$1,045,581,057	$14,155,608

ING Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$207,740	$330,229	$(122,489)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	102,669	170,050	(67,381)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	825,615	714,225	111,390
							$1,136,024	$1,214,504	$(78,480)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	3,460,000	$(498,781)	$(417,642)	$(81,139)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	1,710,000	(246,508)	(189,211)	(57,297)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	3,435,000	(495,177)	(375,269)	(119,908)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	17.000	USD	6,874,000	(990,932)	(376,870)	(614,062)
								(2,231,398)	(1,358,992)	$(872,406)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Intermediate Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 1-day BRL-CDI and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	149,500,000	$64,473	$—	$64,473
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	(7,330,852)	—	(7,330,852)
Receive a fixed rate equal to 2.788% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	03/16/20	USD	257,000,000	623,163	—	623,163
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.453% Counterparty: Morgan Stanley	03/16/45	USD	101,100,000	(860,264)	—	(860,264)
				$(7,503,480)	$—	$(7,503,480)

ING Intermediate Bond Portfolio Written OTC Options on March 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
61,000,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1 .370 USD	04/25/12	$470,190	$(77,807)
			Total Written OTC Options		$470,190	$(77,807)

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$753,903
Foreign exchange contracts	(5,058,387)
Interest rate contracts	(6,448,222)
Total	$(10,752,706)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012